Related Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Base salary and incentives	$ 21	$ 23	$ 22
Post-employment benefits	2	1	2
Share-based payments	31	38	32
Total key management personnel compensation	$ 54	$ 62	$ 56